S-K 1602(c) Dilution	6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Registered Offering Price per Share (in Dollars per share)	10
Over-allotment Option Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.55
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.55
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.93
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.07
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.93
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.91
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.09
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.91
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.87
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6.13
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.87
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(2.26)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	12.26
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(2.26)
Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.54
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.54
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.93
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.07
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.93
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.9
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.1
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.9
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.86
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6.14
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.86
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(2.29)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	12.29
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(2.29)
No Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	6.93
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.12)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.93
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 3.07
Net Tangible Book Value | $	$ 173,196,627
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,187,500
Number of Shares Used Adjustment (in Shares) | shares	25,000,000
No Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	5.9
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.12)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.9
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 4.1
Net Tangible Book Value | $	$ 110,696,627
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,187,500
Number of Shares Used Adjustment (in Shares) | shares	18,750,000
No Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	3.86
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.12)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.86
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 6.14
Net Tangible Book Value | $	$ 48,196,627
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,187,500
Number of Shares Used Adjustment (in Shares) | shares	12,500,000
No Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	(2.29)
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.12)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(2.29)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 12.29
Net Tangible Book Value | $	$ (14,303,373)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,187,500
Number of Shares Used Adjustment (in Shares) | shares	6,250,000
No Over- Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	$ 7.05
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.05
No Over- Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.02
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.02
No Over- Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.98
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.98
No Over- Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(2.17)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ (2.17)
No Over- Allotment [Member] | Net tangible book value deficit before this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	$ (753,776)
No Over- Allotment [Member] | Net tangible book value deficit before this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(753,776)
No Over- Allotment [Member] | Net tangible book value deficit before this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(753,776)
No Over- Allotment [Member] | Net tangible book value deficit before this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(753,776)
No Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	251,052,815	[1]
No Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	251,052,815	[1]
No Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	251,052,815	[1]
No Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	251,052,815	[1]
No Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	702,588
No Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	702,588
No Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	702,588
No Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	702,588
No Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(305,000)
No Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(305,000)
No Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(305,000)
No Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(305,000)
No Over- Allotment [Member] | Less: Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(7,500,000)
No Over- Allotment [Member] | Less: Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(7,500,000)
No Over- Allotment [Member] | Less: Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(7,500,000)
No Over- Allotment [Member] | Less: Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(7,500,000)
No Over- Allotment [Member] | Less: Advisory fee [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(7,500,000)	[2]
No Over- Allotment [Member] | Less: Advisory fee [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(7,500,000)	[2]
No Over- Allotment [Member] | Less: Advisory fee [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(7,500,000)	[2]
No Over- Allotment [Member] | Less: Advisory fee [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(7,500,000)	[2]
No Over- Allotment [Member] | Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(62,500,000)	[3]
No Over- Allotment [Member] | Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(125,000,000)	[3]
No Over- Allotment [Member] | Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(187,500,000)	[3]
No Over- Allotment [Member] | Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	$ (250,000,000)	[3]
No Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(937,500)
No Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(937,500)
No Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(937,500)
No Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(937,500)
No Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	25,000,000
No Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	25,000,000
No Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	25,000,000
No Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	25,000,000
No Over- Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(6,250,000)
No Over- Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(12,500,000)
No Over- Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(18,750,000)
No Over- Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(25,000,000)
Full Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	6.93
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.1)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.93
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 3.07
Net Tangible Book Value | $	$ 199,376,627
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,187,500
Number of Shares Used Adjustment (in Shares) | shares	28,750,000
Full Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	5.91
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.1)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.91
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 4.09
Net Tangible Book Value | $	$ 127,501,627
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,187,500
Number of Shares Used Adjustment (in Shares) | shares	21,562,500
Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	3.87
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.1)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.87
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 6.13
Net Tangible Book Value | $	$ 55,626,627
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,187,500
Number of Shares Used Adjustment (in Shares) | shares	14,375,000
Full Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	(2.26)
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.1)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(2.26)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 12.26
Net Tangible Book Value | $	$ (16,248,373)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,187,500
Number of Shares Used Adjustment (in Shares) | shares	7,187,500
Full Over- Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	$ 7.03
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.03
Full Over- Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.01
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.01
Full Over- Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.97
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.97
Full Over- Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(2.16)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ (2.16)
Full Over- Allotment [Member] | Net tangible book value deficit before this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	$ (753,776)
Full Over- Allotment [Member] | Net tangible book value deficit before this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(753,776)
Full Over- Allotment [Member] | Net tangible book value deficit before this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(753,776)
Full Over- Allotment [Member] | Net tangible book value deficit before this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(753,776)
Full Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	288,552,815	[1]
Full Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	288,552,815	[1]
Full Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	288,552,815	[1]
Full Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	288,552,815	[1]
Full Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	702,588
Full Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	702,588
Full Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	702,588
Full Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	702,588
Full Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- Allotment [Member] | Less: Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(8,625,000)
Full Over- Allotment [Member] | Less: Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(8,625,000)
Full Over- Allotment [Member] | Less: Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(8,625,000)
Full Over- Allotment [Member] | Less: Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(8,625,000)
Full Over- Allotment [Member] | Less: Advisory fee [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(8,625,000)	[2]
Full Over- Allotment [Member] | Less: Advisory fee [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(8,625,000)	[2]
Full Over- Allotment [Member] | Less: Advisory fee [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(8,625,000)	[2]
Full Over- Allotment [Member] | Less: Advisory fee [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(8,625,000)	[2]
Full Over- Allotment [Member] | Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(71,875,000)	[3]
Full Over- Allotment [Member] | Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(143,750,000)	[3]
Full Over- Allotment [Member] | Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(215,625,000)	[3]
Full Over- Allotment [Member] | Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	$ (287,500,000)	[3]
Full Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	28,750,000
Full Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	28,750,000
Full Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	28,750,000
Full Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	28,750,000
Full Over- Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(7,187,500)
Full Over- Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(14,375,000)
Full Over- Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(21,562,500)
Full Over- Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(28,750,000)

[1]	Expenses applied against gross proceeds include offering expenses of approximately $1,197,185 and underwriting commissions of $250,000 in the aggregate (whether or not the underwriters’ over-allotment option is exercised (excluding deferred underwriting commissions). See “Use of Proceeds.”
[2]	In addition to the underwriting discounts and commissions, we have also engaged Santander US Capital Markets LLC to provide advisory services from time to time. As compensation for the services provided under an engagement letter, we shall pay Santander US Capital Markets LLC a fee equal to 3.00% of the gross proceeds raised in the IPO ($7,500,000 or

$8,625,000 in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon closing of an initial business combination. We have agreed to indemnify Santander US Capital Markets LLC and its affiliates in connection with its role in providing the advisory services. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.

[3]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers, advisors and their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases of Our Securities.”